July 29, 2011

VIA EDGAR AND OVERNIGHT COURIER

Mr. Jeffrey Gordon
Staff Accountant
U.S. Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street N.W.
Washington, D.C. 20549

Re:	Global Clean Energy, Inc.
Item 4.02 Form 8-K filed May 25, 2011

Dear Mr. Gordon:

On behalf of Global Clean Energy, Inc. (the “Company”), this letter provides the Company’s response to the Staff’s comments in its letter dated May 26, 2011 concerning the Company’s Form 8-K that was filed with the Commission on May 25, 2011. The response below corresponds with the comments in the Staff’s letter.

1.
You currently disclose that during your recent fiscal year and the subsequent interim period ended May 18, 2011, you did not consult with your new accountant.  Please amend your Form 8-K to state, if true, that you did not consult with your new accountant during the two most recent fiscal years and the subsequent interim period ended May 18, 2011.  Refer to Item 304(a)(2) of Regulation S-K.

The Company has amended and restated Item 4.01 disclosure to confirm that that it did not consult with its new accountant during the two most recent fiscal years and the subsequent interim period ended May 18, 2011.

As requested by the Staff, the Company acknowledges that (i) the Company is responsible for the adequacy and accuracy of the disclosure in its filing; (ii) Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the Form 8-K; and (iii) the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you wish to discuss any of these matters, please contact me at (212) 895-4216.

Very truly yours,

/s/ Paul J. Pollock
Paul J. Pollock

cc:	Global Clean Energy, Inc.
c/o Kenneth Adessky